John Hancock
Income Fund
Quarterly portfolio holdings 2/29/2024

Fund’s investments
As of 2-29-24 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 18.5%					$332,454,760
(Cost $362,177,496)
U.S. Government 15.0%					268,771,620
U.S. Treasury
Bond	2.000	02-15-50		50,436,000	31,402,321
Bond	2.375	02-15-42		11,910,000	8,751,989
Bond	2.500	02-15-45		5,970,000	4,327,317
Bond	2.750	11-15-42		5,190,000	4,021,642
Bond	3.000	02-15-49		18,005,000	13,951,062
Bond	3.000	08-15-52		5,490,000	4,244,242
Bond	3.625	02-15-53		11,880,000	10,386,647
Note	1.500	01-31-27		11,230,000	10,337,741
Note	1.875	02-15-32		52,133,000	43,777,465
Note	2.625	05-31-27		1,895,000	1,793,736
Note	2.750	08-15-32		50,455,000	45,044,884
Note	2.875	05-15-32		53,795,000	48,621,434
Note	3.500	02-15-33		39,965,000	37,699,796
Note	5.000	08-31-25		4,400,000	4,411,344
U.S. Government Agency 3.5%					63,683,140
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.500	08-01-52		4,067,393	3,857,108
30 Yr Pass Thru	5.000	08-01-52		2,474,812	2,430,814
30 Yr Pass Thru	5.000	10-01-52		3,690,901	3,618,362
30 Yr Pass Thru	5.000	11-01-52		2,050,671	2,005,370
30 Yr Pass Thru	5.000	11-01-52		4,993,859	4,905,075
30 Yr Pass Thru	5.500	11-01-52		3,281,819	3,278,269
30 Yr Pass Thru	5.500	09-01-53		17,493,611	17,518,424
Federal National Mortgage Association
30 Yr Pass Thru	4.500	09-01-52		6,640,809	6,345,208
30 Yr Pass Thru	5.000	11-01-52		3,636,482	3,565,013
30 Yr Pass Thru	5.500	10-01-52		2,695,838	2,693,765
30 Yr Pass Thru	5.500	11-01-52		6,769,680	6,722,163

30 Yr Pass Thru	5.500	12-01-52		6,750,871	6,743,569
Foreign government obligations 24.4%					$437,837,786
(Cost $463,489,342)
Australia 2.2%					39,617,148
Commonwealth of Australia	1.000	12-21-30	AUD	4,435,000	2,380,353
Commonwealth of Australia	1.000	11-21-31	AUD	6,565,000	3,415,907
New South Wales Treasury Corp.	1.250	03-20-25	AUD	3,440,000	2,169,614
New South Wales Treasury Corp.	1.500	02-20-32	AUD	6,765,000	3,504,057
New South Wales Treasury Corp.	2.000	03-08-33	AUD	8,850,000	4,618,553
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	5,040,000	3,368,875
South Australian Government Financing Authority	1.750	05-24-34	AUD	8,985,000	4,385,009
South Australian Government Financing Authority	4.750	05-24-38	AUD	4,080,000	2,540,284
Treasury Corp. of Victoria	2.250	11-20-34	AUD	3,905,000	1,967,730
Treasury Corp. of Victoria	4.750	09-15-36	AUD	7,565,000	4,757,798
Western Australian Treasury Corp.	1.500	10-22-30	AUD	7,940,000	4,334,425
Western Australian Treasury Corp.	1.750	10-22-31	AUD	4,040,000	2,174,543
Austria 0.4%					7,357,719
Republic of Austria (A)	0.500	02-20-29	EUR	1,550,000	1,495,586
Republic of Austria (A)	2.900	02-20-33	EUR	5,410,000	5,862,133
2	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Brazil 0.7%					$12,387,408
Federative Republic of Brazil	10.000	01-01-25	BRL	44,730,000	9,123,387
Federative Republic of Brazil	10.000	01-01-27	BRL	15,995,000	3,264,021
Canada 2.3%					40,548,848
CDP Financial, Inc.	4.200	12-02-30	CAD	4,045,000	2,995,115
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	3,210,000	2,078,961
Government of Canada	2.500	12-01-32	CAD	12,020,000	8,188,550
Government of Canada	2.750	06-01-33	CAD	4,530,000	3,142,278
Province of British Columbia	2.850	06-18-25	CAD	3,408,000	2,457,281
Province of British Columbia	4.200	07-06-33		3,695,000	3,563,712
Province of Ontario	3.450	06-02-45	CAD	3,895,000	2,507,936
Province of Quebec	0.200	04-07-25	EUR	2,695,000	2,806,720
Province of Quebec	3.100	12-01-51	CAD	7,410,000	4,419,082
Province of Quebec	4.250	12-01-43	CAD	6,235,000	4,515,396
Province of Quebec	4.500	09-08-33		3,926,000	3,873,817
China 0.2%					2,992,298
People’s Republic of China	2.690	08-12-26	CNY	21,230,000	2,992,298
Colombia 0.2%					3,495,475
Republic of Colombia	3.250	04-22-32		2,080,000	1,600,684
Republic of Colombia	4.500	03-15-29		1,120,000	1,019,875
Republic of Colombia	5.625	02-26-44		1,120,000	874,916
Finland 0.7%					12,592,319
Kuntarahoitus OYJ	2.875	01-18-28	EUR	3,600,000	3,879,248
Kuntarahoitus OYJ (3 month NIBOR + 1.250%) (B)	5.960	01-10-25	NOK	28,000,000	2,662,232
Republic of Finland (A)	0.500	09-15-28	EUR	3,180,000	3,109,366
Republic of Finland (A)	3.000	09-15-33	EUR	2,695,000	2,941,473
India 1.1%					20,096,948
Export-Import Bank of India (A)	3.875	02-01-28		3,075,000	2,919,184
Republic of India	5.220	06-15-25	INR	395,190,000	4,661,170
Republic of India	6.100	07-12-31	INR	166,260,000	1,889,579
Republic of India	7.100	04-18-29	INR	372,590,000	4,488,997
Republic of India	7.260	02-06-33	INR	289,680,000	3,527,447
Republic of India	7.270	04-08-26	INR	69,990,000	847,616
Republic of India	7.380	06-20-27	INR	145,230,000	1,762,955
Indonesia 3.0%					53,709,229
Republic of Indonesia	1.100	03-12-33	EUR	1,191,000	1,013,695
Republic of Indonesia (A)	2.150	07-18-24	EUR	2,535,000	2,713,798
Republic of Indonesia	3.050	03-12-51		4,315,000	2,981,365
Republic of Indonesia	3.550	03-31-32		2,940,000	2,627,067
Republic of Indonesia	3.850	10-15-30		1,100,000	1,020,920
Republic of Indonesia	5.125	04-15-27	IDR	30,632,000,000	1,883,450
Republic of Indonesia	6.125	05-15-28	IDR	39,359,000,000	2,474,872
Republic of Indonesia	6.375	08-15-28	IDR	137,015,000,000	8,702,341
Republic of Indonesia	6.375	04-15-32	IDR	28,762,000,000	1,809,358
Republic of Indonesia	6.500	06-15-25	IDR	63,026,000,000	4,014,201
Republic of Indonesia	6.500	02-15-31	IDR	139,994,000,000	8,847,116
Republic of Indonesia	6.625	05-15-33	IDR	39,104,000,000	2,491,112
Republic of Indonesia	7.500	06-15-35	IDR	19,373,000,000	1,311,484
Republic of Indonesia	7.500	05-15-38	IDR	15,237,000,000	1,030,366
Republic of Indonesia	8.125	05-15-24	IDR	33,251,000,000	2,120,849
Republic of Indonesia	8.375	09-15-26	IDR	49,203,000,000	3,275,389
Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	3,493,544
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	$1,898,302
Ireland 0.2%					3,025,022
Republic of Ireland	0.350	10-18-32	EUR	2,025,000	1,794,840
Republic of Ireland	1.100	05-15-29	EUR	1,230,000	1,230,182
Italy 0.2%					3,126,662
Republic of Italy	1.250	02-17-26		3,387,000	3,126,662
Japan 1.4%					24,785,282
Government of Japan	0.005	12-01-24	JPY	3,075,000,000	20,508,683
Government of Japan	0.005	03-20-27	JPY	645,000,000	4,276,599
Malaysia 1.1%					20,749,987
Government of Malaysia	3.733	06-15-28	MYR	11,880,000	2,512,489
Government of Malaysia	3.828	07-05-34	MYR	12,530,000	2,626,713
Government of Malaysia	3.844	04-15-33	MYR	14,961,000	3,142,427
Government of Malaysia	3.882	03-14-25	MYR	9,635,000	2,041,143
Government of Malaysia	3.899	11-16-27	MYR	16,709,000	3,561,102
Government of Malaysia	3.900	11-30-26	MYR	8,610,000	1,833,010
Government of Malaysia	3.906	07-15-26	MYR	11,410,000	2,426,340
Government of Malaysia	4.498	04-15-30	MYR	11,900,000	2,606,763
Mexico 1.5%					27,166,279
Government of Mexico	5.000	03-06-25	MXN	158,702,000	8,852,227
Government of Mexico	7.500	05-26-33	MXN	169,850,000	8,949,182
Government of Mexico	7.750	05-29-31	MXN	172,250,000	9,364,870
Netherlands 0.4%					6,946,645
BNG Bank NV	3.300	07-17-28	AUD	3,970,000	2,460,514
Kingdom of the Netherlands (A)	2.500	07-15-34	EUR	4,240,000	4,486,131
New Zealand 1.9%					33,687,185
Government of New Zealand	0.500	05-15-24	NZD	6,650,000	4,009,179
Government of New Zealand	0.500	05-15-26	NZD	5,255,000	2,917,490
Government of New Zealand	2.750	04-15-25	NZD	3,500,000	2,072,876
Government of New Zealand	2.750	04-15-37	NZD	4,945,000	2,397,965
Government of New Zealand	3.500	04-14-33	NZD	16,280,000	9,039,925
Government of New Zealand	4.250	05-15-34	NZD	6,485,000	3,792,278
New Zealand Local Government Funding Agency	2.250	05-15-31	NZD	535,000	267,978
New Zealand Local Government Funding Agency	2.750	04-15-25	NZD	4,580,000	2,702,305
New Zealand Local Government Funding Agency	3.000	05-15-35	NZD	5,595,000	2,702,910
New Zealand Local Government Funding Agency	3.500	04-14-33	NZD	7,160,000	3,784,279
Norway 1.4%					25,428,897
Kingdom of Norway (A)	1.250	09-17-31	NOK	56,305,000	4,419,773
Kingdom of Norway (A)	1.375	08-19-30	NOK	31,485,000	2,557,694
Kingdom of Norway (A)	1.750	03-13-25	NOK	54,605,000	5,005,912
Kingdom of Norway (A)	1.750	02-17-27	NOK	790,000	69,904
Kingdom of Norway (A)	2.125	05-18-32	NOK	53,915,000	4,467,798
Kingdom of Norway (A)	3.500	10-06-42	NOK	11,817,000	1,098,613
Kingdom of Norway (A)	3.625	04-13-34	NOK	15,915,000	1,472,057
Kommunalbanken AS	2.500	08-03-32	AUD	3,140,000	1,697,698
Kommunalbanken AS	4.250	07-16-25	AUD	3,480,000	2,254,983
Kommunalbanken AS	5.250	07-15-24	AUD	3,660,000	2,384,465
Philippines 1.6%					28,960,984
Republic of the Philippines	0.875	05-17-27	EUR	5,500,000	5,420,399
4	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Philippines (continued)
Republic of the Philippines	2.625	08-12-25	PHP	438,230,000	$7,415,207
Republic of the Philippines	3.625	09-09-25	PHP	162,170,000	2,776,679
Republic of the Philippines	6.125	08-22-28	PHP	249,565,000	4,420,328
Republic of the Philippines	6.250	01-14-36	PHP	173,000,000	2,882,864
Republic of the Philippines	6.750	09-15-32	PHP	235,270,000	4,320,134
Republic of the Philippines	8.000	09-30-35	PHP	84,500,000	1,725,373
Qatar 0.1%					2,578,947
State of Qatar (A)	4.817	03-14-49		2,795,000	2,578,947
Singapore 0.7%					13,606,520
Republic of Singapore	2.375	06-01-25	SGD	7,495,000	5,494,615
Republic of Singapore	3.375	09-01-33	SGD	10,675,000	8,111,905
South Korea 1.7%					30,447,636
Republic of Korea	1.375	12-10-29	KRW	2,754,800,000	1,847,378
Republic of Korea	2.125	06-10-27	KRW	5,123,440,000	3,701,697
Republic of Korea	2.375	03-10-27	KRW	18,358,230,000	13,394,042
Republic of Korea	3.125	09-10-27	KRW	4,303,900,000	3,207,504
Republic of Korea	3.250	06-10-33	KRW	6,452,000,000	4,777,678
Republic of Korea	4.250	12-10-32	KRW	4,408,980,000	3,519,337
United Arab Emirates 0.1%					1,284,888
Government of Abu Dhabi (A)	3.875	04-16-50		1,625,000	1,284,888
United Kingdom 1.3%					23,245,460
Government of United Kingdom	0.250	01-31-25	GBP	5,460,000	6,616,480
Government of United Kingdom	0.500	01-31-29	GBP	11,225,000	11,946,565

Government of United Kingdom	4.250	12-07-27	GBP	3,695,000	4,682,415
Corporate bonds 41.6%					$746,924,560
(Cost $815,971,148)
Communication services 3.7%					66,536,430
Diversified telecommunication services 0.1%
Cellnex Telecom SA	1.875	06-26-29	EUR	1,400,000	1,365,232
Entertainment 0.1%
WMG Acquisition Corp. (A)	3.000	02-15-31		1,545,000	1,290,409
Interactive media and services 0.1%
Match Group Holdings II LLC (A)	4.125	08-01-30		2,690,000	2,376,427
Media 1.8%
Charter Communications Operating LLC	2.800	04-01-31		2,985,000	2,412,238
Charter Communications Operating LLC	5.125	07-01-49		7,775,000	5,905,437
Charter Communications Operating LLC	5.750	04-01-48		4,580,000	3,812,709
Charter Communications Operating LLC	6.484	10-23-45		3,205,000	2,927,949
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		3,535,000	2,970,531
News Corp. (A)	3.875	05-15-29		7,145,000	6,457,748
Sirius XM Radio, Inc. (A)	4.125	07-01-30		4,245,000	3,652,219
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		2,250,000	1,966,523
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		3,229,000	3,025,796
Wireless telecommunication services 1.6%
Sprint LLC	7.625	02-15-25		680,000	688,313
T-Mobile USA, Inc.	2.625	02-15-29		1,965,000	1,742,325
T-Mobile USA, Inc.	2.875	02-15-31		1,815,000	1,561,058
T-Mobile USA, Inc.	3.375	04-15-29		2,160,000	1,980,336
T-Mobile USA, Inc.	3.500	04-15-31		4,340,000	3,872,555
T-Mobile USA, Inc.	3.875	04-15-30		5,400,000	5,012,366
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	3,235,000	$3,097,924
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		12,285,000	10,418,335
Consumer discretionary 4.9%					88,126,865
Automobiles 1.0%
Ford Motor Company	3.250	02-12-32		4,110,000	3,370,434
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	1,490,000	1,864,384
Ford Motor Credit Company LLC	2.900	02-16-28		1,605,000	1,438,069
Ford Motor Credit Company LLC	3.625	06-17-31		3,608,000	3,075,789
Ford Motor Credit Company LLC	4.000	11-13-30		3,145,000	2,780,660
Ford Motor Credit Company LLC	4.125	08-17-27		740,000	700,353
Ford Motor Credit Company LLC	4.542	08-01-26		1,160,000	1,124,608
Ford Motor Credit Company LLC	4.950	05-28-27		3,315,000	3,222,891
Diversified consumer services 0.7%
Duke University	3.299	10-01-46		3,833,000	2,912,664
Massachusetts Institute of Technology	2.989	07-01-50		2,290,000	1,652,940
President and Fellows of Harvard College	3.300	07-15-56		3,515,000	2,604,253
The Washington University	3.524	04-15-54		7,585,000	5,942,036
Hotels, restaurants and leisure 3.2%
Carnival Corp. (A)	5.750	03-01-27		6,435,000	6,354,396
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		4,190,000	3,579,350
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		1,300,000	1,236,028
Hyatt Hotels Corp.	5.750	04-23-30		3,416,000	3,481,023
MGM Resorts International	4.750	10-15-28		470,000	441,159
New Red Finance, Inc. (A)	3.500	02-15-29		4,854,000	4,376,384
New Red Finance, Inc. (A)	3.875	01-15-28		1,833,000	1,709,785
New Red Finance, Inc. (A)	4.000	10-15-30		11,984,000	10,526,793
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28		4,750,000	4,674,332
Travel + Leisure Company (A)	4.500	12-01-29		4,124,000	3,776,842
Travel + Leisure Company (A)	6.625	07-31-26		1,723,000	1,741,264
Yum! Brands, Inc.	3.625	03-15-31		8,470,000	7,448,552
Yum! Brands, Inc.	4.625	01-31-32		4,030,000	3,699,580
Yum! Brands, Inc. (A)	4.750	01-15-30		4,630,000	4,392,296
Consumer staples 2.5%					45,466,701
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31		3,855,000	3,017,424
Food products 2.3%
Darling Ingredients, Inc. (A)	6.000	06-15-30		2,820,000	2,778,951
JBS USA LUX SA	3.625	01-15-32		4,140,000	3,481,058
JBS USA LUX SA	5.750	04-01-33		3,010,000	2,919,152
Kraft Heinz Foods Company	4.375	06-01-46		4,880,000	4,042,982
Kraft Heinz Foods Company	6.875	01-26-39		3,480,000	3,914,818
Kraft Heinz Foods Company (A)	7.125	08-01-39		3,060,000	3,482,869
MARB BondCo PLC (A)	3.950	01-29-31		6,410,000	5,199,453
NBM US Holdings, Inc. (A)	7.000	05-14-26		3,158,000	3,152,316
Post Holdings, Inc. (A)	4.500	09-15-31		1,210,000	1,077,264
Post Holdings, Inc. (A)	4.625	04-15-30		4,235,000	3,853,322
Post Holdings, Inc. (A)	5.500	12-15-29		1,050,000	1,004,660
Post Holdings, Inc. (A)	5.625	01-15-28		6,520,000	6,400,365
Personal care products 0.0%
Natura & Company Luxembourg Holdings Sarl (A)	6.000	04-19-29		461,000	449,810
Natura Cosmeticos SA (A)(C)	4.125	05-03-28		761,000	692,257
6	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy 7.2%					$129,441,895
Oil, gas and consumable fuels 7.2%
Aker BP ASA (A)	3.750	01-15-30		3,615,000	3,276,182
Antero Resources Corp. (A)	5.375	03-01-30		3,725,000	3,549,936
Cenovus Energy, Inc.	3.500	02-07-28	CAD	2,280,000	1,607,416
Cenovus Energy, Inc.	5.250	06-15-37		333,000	308,933
Cenovus Energy, Inc.	5.400	06-15-47		2,071,000	1,897,276
Cenovus Energy, Inc.	6.750	11-15-39		8,785,000	9,520,812
Cheniere Energy Partners LP	4.000	03-01-31		7,610,000	6,787,003
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		1,135,000	1,165,420
Continental Resources, Inc. (A)	2.875	04-01-32		6,869,000	5,515,192
Continental Resources, Inc. (A)	5.750	01-15-31		6,796,000	6,662,017
Ecopetrol SA	4.625	11-02-31		2,125,000	1,758,569
Ecopetrol SA	5.375	06-26-26		1,115,000	1,097,249
Ecopetrol SA	5.875	05-28-45		1,130,000	837,003
Ecopetrol SA	6.875	04-29-30		2,250,000	2,189,028
Ecopetrol SA	8.375	01-19-36		1,250,000	1,255,000
Enbridge, Inc.	3.125	11-15-29		4,410,000	3,980,302
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		4,285,000	4,569,177
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54		4,735,000	4,919,665
Enterprise Products Operating LLC	3.125	07-31-29		4,165,000	3,810,444
EQT Corp. (A)	3.625	05-15-31		7,640,000	6,678,139
EQT Corp.	5.750	02-01-34		2,070,000	2,036,075
Kinder Morgan, Inc.	5.300	12-01-34		2,695,000	2,626,986
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		4,147,391	3,757,543
Medco Bell Pte, Ltd. (A)	6.375	01-30-27		760,000	738,117
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		1,748,000	1,745,773
Occidental Petroleum Corp.	3.200	08-15-26		698,000	655,248
Occidental Petroleum Corp.	3.400	04-15-26		3,255,000	3,115,816
Occidental Petroleum Corp.	6.125	01-01-31		3,520,000	3,610,605
Occidental Petroleum Corp.	6.625	09-01-30		4,275,000	4,499,010
Occidental Petroleum Corp.	7.500	05-01-31		1,545,000	1,706,210
Ovintiv, Inc.	6.500	08-15-34		3,015,000	3,159,857
Ovintiv, Inc.	6.500	02-01-38		2,670,000	2,727,776
Pertamina Persero PT (A)	3.100	01-21-30		1,000,000	886,150
Pertamina Persero PT (A)	3.650	07-30-29		1,085,000	1,003,065
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26		2,400,000	2,364,027
QatarEnergy (A)	2.250	07-12-31		1,775,000	1,473,882
QatarEnergy (A)	3.300	07-12-51		1,405,000	970,996
Southwestern Energy Company	5.700	01-23-25		75,000	74,594
Targa Resources Partners LP	4.000	01-15-32		2,375,000	2,119,343
The Williams Companies, Inc.	3.500	11-15-30		6,945,000	6,267,485
TransCanada PipeLines, Ltd.	4.100	04-15-30		6,900,000	6,457,203
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		585,000	526,205
Var Energi ASA (A)	7.500	01-15-28		2,570,000	2,706,304
Western Midstream Operating LP	4.050	02-01-30		3,060,000	2,828,862
Financials 7.2%					129,410,646
Banks 5.1%
Asian Development Bank	3.400	09-10-27	AUD	3,215,000	2,028,772
Asian Development Bank	3.500	05-30-24	NZD	3,050,000	1,847,280
Asian Development Bank	3.750	08-18-25	NZD	3,120,000	1,857,077
Bank of America Corp. (1.776% to 5-4-26, then 3 month EURIBOR + 1.200%)	1.776	05-04-27	EUR	2,760,000	2,853,192
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	6,050,000	$4,474,722
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (C)(D)	5.625	07-01-25		5,465,000	5,230,760
European Investment Bank	0.250	01-20-32	EUR	5,395,000	4,779,532
Inter-American Development Bank	2.700	01-29-26	AUD	2,852,000	1,800,398
Inter-American Development Bank	2.750	10-30-25	AUD	2,380,000	1,509,090
Inter-American Development Bank	4.600	03-01-29	CAD	3,095,000	2,349,112
Inter-American Development Bank	4.700	10-03-30	AUD	4,945,000	3,225,545
International Bank for Reconstruction & Development	1.250	03-16-26	NOK	14,270,000	1,275,813
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	3,150,000	2,173,817
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	2,530,000	1,818,174
International Bank for Reconstruction & Development	4.250	07-29-27	NZD	5,182,000	3,095,358
International Bank for Reconstruction & Development	4.250	09-18-30	CAD	2,415,000	1,809,555
International Bank for Reconstruction & Development	5.000	06-22-26	NZD	9,360,000	5,697,345
International Development Association	1.750	02-17-27	NOK	13,510,000	1,182,470
International Finance Corp.	0.500	10-08-25	NOK	53,250,000	4,701,071
International Finance Corp.	1.250	02-06-31	AUD	8,695,000	4,507,922
International Finance Corp.	4.600	10-19-28	AUD	4,230,000	2,771,448
KfW	2.875	02-17-27	NOK	11,230,000	1,016,124
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (B)	5.120	06-19-24	NOK	22,000,000	2,073,194
Nordic Investment Bank	1.875	04-10-24	NOK	14,710,000	1,380,873
Nordic Investment Bank	3.000	08-23-27	NOK	25,590,000	2,320,563
Nordic Investment Bank	4.000	11-04-26	NOK	13,000,000	1,212,308
Nykredit Realkredit A/S	1.000	07-01-25	DKK	13,680,000	1,921,050
QNB Finance, Ltd.	3.500	03-28-24		1,285,000	1,281,060
Realkredit Danmark A/S	1.000	01-01-26	DKK	20,470,000	2,852,897
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (D)	4.200	02-24-27	CAD	3,040,000	1,800,256
The Asian Infrastructure Investment Bank	0.200	12-15-25	GBP	2,385,000	2,774,896
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		4,375,000	4,501,057
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		4,375,000	4,553,321
U.S. Bancorp	1.375	07-22-30		440,000	348,450
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (D)	3.700	01-15-27		3,300,000	2,815,676
Capital markets 0.9%
MSCI, Inc. (A)	3.250	08-15-33		1,875,000	1,537,598
MSCI, Inc. (A)	3.625	09-01-30		5,800,000	5,115,787
MSCI, Inc. (A)	3.625	11-01-31		3,952,000	3,422,351
MSCI, Inc. (A)	3.875	02-15-31		4,820,000	4,287,622
The Goldman Sachs Group, Inc.	0.250	01-26-28	EUR	670,000	637,518
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	1,688,000	1,697,047
Financial services 0.7%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	2,014,019
Berkshire Hathaway Finance Corp.	4.200	08-15-48		2,315,000	2,014,373
Berkshire Hathaway, Inc., Zero Coupon	0.000	03-12-25	EUR	3,780,000	3,934,433
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	2,980,000	3,004,628
Fiserv, Inc.	1.125	07-01-27	EUR	1,100,000	1,095,478
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		7,990,000	8,809,614
8	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care 3.1%					$54,687,010
Health care equipment and supplies 0.2%
Boston Scientific Corp.	0.625	12-01-27	EUR	4,250,000	4,135,965
Health care providers and services 2.5%
Centene Corp.	2.500	03-01-31		4,160,000	3,408,394
Centene Corp.	3.000	10-15-30		7,545,000	6,446,222
Centene Corp.	3.375	02-15-30		7,055,000	6,223,550
Centene Corp.	4.625	12-15-29		1,170,000	1,107,464
HCA, Inc.	3.500	09-01-30		18,970,000	16,949,584
HCA, Inc.	5.600	04-01-34		7,360,000	7,327,638
Rede D’or Finance Sarl (A)(C)	4.500	01-22-30		1,336,000	1,196,816
Rede D’or Finance Sarl (A)	4.950	01-17-28		2,126,000	2,014,363
Life sciences tools and services 0.3%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	2,130,000	2,057,190
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	2,566,000	2,661,554
Pharmaceuticals 0.1%
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,158,270
Industrials 4.8%					86,849,583
Aerospace and defense 1.2%
Airbus SE	1.625	06-09-30	EUR	1,135,000	1,110,765
DAE Funding LLC (A)	3.375	03-20-28		2,895,000	2,651,965
The Boeing Company	5.150	05-01-30		8,915,000	8,765,816
The Boeing Company	5.805	05-01-50		1,445,000	1,392,807
TransDigm, Inc. (A)	7.125	12-01-31		8,384,000	8,600,475
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	1,080,000	1,046,982
Construction and engineering 0.3%
AECOM	5.125	03-15-27		5,058,000	4,954,596
Ground transportation 0.4%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		2,545,000	2,251,002
The Hertz Corp. (A)(C)	5.000	12-01-29		3,955,000	3,029,962
Uber Technologies, Inc. (A)	8.000	11-01-26		2,400,000	2,442,230
Passenger airlines 2.1%
American Airlines, Inc. (A)	5.500	04-20-26		3,345,000	3,314,337
American Airlines, Inc. (A)	5.750	04-20-29		3,075,000	3,007,193
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	12-10-29		1,418,768	1,265,323
Delta Air Lines, Inc.	2.900	10-28-24		3,380,000	3,311,573
Delta Air Lines, Inc.	4.375	04-19-28		4,580,000	4,391,075
Delta Air Lines, Inc. (A)	4.750	10-20-28		17,173,000	16,786,798
Delta Air Lines, Inc.	7.375	01-15-26		2,535,000	2,614,219
United Airlines, Inc. (A)	4.625	04-15-29		2,940,000	2,711,870
Trading companies and distributors 0.7%
United Rentals North America, Inc.	3.875	02-15-31		6,395,000	5,651,581
United Rentals North America, Inc.	4.000	07-15-30		2,620,000	2,371,830
United Rentals North America, Inc.	4.875	01-15-28		5,175,000	4,995,403
United Rentals North America, Inc.	5.500	05-15-27		183,000	181,781
Information technology 0.8%					14,973,215
IT services 0.3%
Gartner, Inc. (A)	3.750	10-01-30		6,885,000	6,093,710
Technology hardware, storage and peripherals 0.5%
Apple, Inc., Zero Coupon	0.000	11-15-25	EUR	2,350,000	2,398,194
CDW LLC	4.250	04-01-28		2,675,000	2,544,086
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Dell International LLC	8.350	07-15-46		3,112,000	$3,937,225
Materials 2.9%					51,782,445
Chemicals 0.1%
Braskem Netherlands Finance BV (A)	4.500	01-31-30		2,328,000	1,903,606
Braskem Netherlands Finance BV (A)	5.875	01-31-50		990,000	713,780
Construction materials 0.3%
Cemex SAB de CV (A)	3.875	07-11-31		5,330,000	4,646,553
Containers and packaging 1.4%
Ardagh Metal Packaging Finance USA LLC (A)	3.000	09-01-29	EUR	1,495,000	1,273,846
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		4,345,000	3,765,594
Avery Dennison Corp.	1.250	03-03-25	EUR	2,100,000	2,213,736
Ball Corp.	2.875	08-15-30		9,750,000	8,254,922
Ball Corp.	6.875	03-15-28		5,495,000	5,628,507
Berry Global, Inc. (A)	5.625	07-15-27		3,260,000	3,214,055
Metals and mining 1.1%
Cleveland-Cliffs, Inc. (A)	4.875	03-01-31		2,153,000	1,938,285
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30		2,207,000	2,190,849
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44		2,130,000	1,742,119
Corp. Nacional Del Cobre De Chile (A)	6.440	01-26-36		2,830,000	2,877,403
Freeport-McMoRan, Inc.	4.125	03-01-28		635,000	602,488
Freeport-McMoRan, Inc.	4.625	08-01-30		2,050,000	1,953,618
Freeport-McMoRan, Inc.	5.400	11-14-34		2,425,000	2,359,030
Freeport-McMoRan, Inc.	5.450	03-15-43		6,985,000	6,504,054
Real estate 1.7%					29,701,126
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	3.375	12-15-29		970,000	858,375
Host Hotels & Resorts LP	3.500	09-15-30		975,000	859,771
Specialized REITs 1.6%
American Tower Corp.	0.500	01-15-28	EUR	2,035,000	1,938,856
American Tower Corp.	1.950	05-22-26	EUR	1,450,000	1,499,240
American Tower Trust I (A)	5.490	03-15-28		3,605,000	3,637,386
SBA Communications Corp.	3.125	02-01-29		4,325,000	3,827,601
SBA Communications Corp.	3.875	02-15-27		9,835,000	9,280,186
VICI Properties LP (A)	4.125	08-15-30		3,450,000	3,094,568
VICI Properties LP (A)	4.625	12-01-29		1,395,000	1,298,885
VICI Properties LP	5.125	05-15-32		3,630,000	3,406,258
Utilities 2.8%					49,948,644
Electric utilities 1.9%
Brazos Securitization LLC (A)	5.014	03-01-34		3,251,451	3,205,641
EDP Finance BV	0.375	09-16-26	EUR	545,000	544,646
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		6,065,000	5,943,030
FirstEnergy Corp.	2.250	09-01-30		3,545,000	2,917,561
FirstEnergy Corp.	2.650	03-01-30		5,100,000	4,359,652
FirstEnergy Corp.	4.150	07-15-27		4,060,000	3,855,979
FirstEnergy Corp.	7.375	11-15-31		5,505,000	6,389,654
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		1,414,000	1,352,138
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	5.450	05-21-28		3,805,000	3,781,662
Rayburn Country Securitization LLC (A)	3.354	12-01-51		2,410,000	1,743,209
United Electric Securitization LLC (A)	5.109	06-01-33		776,711	767,612
10	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 0.8%
DPL, Inc.	4.125	07-01-25		5,515,000	$5,348,221
Greenko Dutch BV (A)(C)	3.850	03-29-26		2,645,500	2,486,770
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		1,660,000	1,639,250
Greenko Wind Projects Mauritius, Ltd. (A)	5.500	04-06-25		3,690,000	3,625,245
The AES Corp. (A)	3.950	07-15-30		725,000	658,690
Multi-utilities 0.1%

E.ON SE	0.625	11-07-31	EUR	1,530,000	1,329,684

Convertible bonds 2.2%					$39,405,210
(Cost $42,656,322)
Communication services 0.4%					7,282,430
Media 0.4%
Liberty Broadband Corp. (A)	3.125	03-31-53		4,780,000	4,506,192
Liberty Media Corp. (A)	2.375	09-30-53		2,525,000	2,776,238
Consumer discretionary 0.5%					9,334,403
Hotels, restaurants and leisure 0.3%
Carnival Corp.	5.750	12-01-27		2,475,000	3,650,625
Marriott Vacations Worldwide Corp.	3.250	12-15-27		2,485,000	2,235,258
Specialty retail 0.2%
Burlington Stores, Inc. (A)	1.250	12-15-27		2,920,000	3,448,520
Industrials 1.1%					18,772,527
Ground transportation 0.3%
Uber Technologies, Inc. (A)	0.875	12-01-28		4,255,000	5,333,643
Passenger airlines 0.8%
Air Canada	4.000	07-01-25		1,900,000	2,041,831
American Airlines Group, Inc.	6.500	07-01-25		5,855,000	6,864,988
Southwest Airlines Company	1.250	05-01-25		4,210,000	4,532,065
Utilities 0.2%					4,015,850
Multi-utilities 0.1%
CenterPoint Energy, Inc. (A)	4.250	08-15-26		2,125,000	2,095,250
Water utilities 0.1%

American Water Capital Corp. (A)	3.625	06-15-26		1,980,000	1,920,600

Municipal bonds 1.7%					$30,061,503
(Cost $30,521,182)
City of Jacksonville (Florida)	2.050	10-01-31		2,395,000	1,956,071
City of San Antonio (Texas)	5.718	02-01-41		1,185,000	1,223,796
Commonwealth of Massachusetts	2.900	09-01-49		2,430,000	1,697,679
Louisiana Local Government Environmental Facilities & Community Development Authority	5.198	12-01-39		3,580,000	3,617,953
Massachusetts Educational Financing Authority	5.950	07-01-44		4,240,000	4,244,870
Massachusetts Water Resources Authority	3.224	08-01-44		5,365,000	4,018,306
South Carolina Public Service Authority	5.740	01-01-30		1,215,000	1,236,645
State Board of Administration Finance Corp. (Florida)	1.705	07-01-27		2,282,000	2,053,654
State Board of Administration Finance Corp. (Florida)	2.154	07-01-30		1,646,000	1,391,198
State of Minnesota	2.625	06-01-37		3,630,000	2,813,820

University of Virginia	2.256	09-01-50		9,530,000	5,807,511
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value

Term loans (E) 0.6%				$9,965,536
(Cost $10,031,933)
Industrials 0.6%				9,965,536
Passenger airlines 0.6%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	10.329	04-20-28	2,486,250	2,532,867
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.250%)	10.770	06-21-27	3,402,000	3,500,590

United Airlines, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	8.076	02-15-31	3,937,000	3,932,079
Collateralized mortgage obligations 5.8%				$103,624,512
(Cost $103,871,973)
Commercial and residential 4.1%				72,746,347
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	889,079	835,436
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class A (1 month CME Term SOFR + 1.147%) (A)(B)	6.465	09-15-34	4,895,000	4,895,153
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (A)(B)	7.087	05-15-39	2,300,000	2,301,441
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%) (A)(B)	6.353	12-15-38	2,270,000	2,241,625
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) (A)(B)	6.132	09-15-36	1,665,000	1,646,176
BX Trust
Series 2022-CLS, Class A (A)	5.760	10-13-27	2,920,000	2,902,901
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%) (A)(B)	7.483	08-15-39	3,904,737	3,914,529
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%) (A)(B)	7.982	08-15-41	2,341,850	2,347,704
Series 2024-BIO, Class C (1 month CME Term SOFR + 2.640%) (A)(B)	7.940	02-15-41	1,775,000	1,772,775
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month CME Term SOFR + 1.117%) (A)(B)	6.685	12-15-37	2,141,400	2,140,731
Century Plaza Towers
Series 2019-CPT, Class A (A)	2.865	11-13-39	5,760,000	4,914,626
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(F)	5.820	10-12-40	2,345,000	2,381,315
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (A)(F)	4.550	04-25-67	1,543,740	1,539,624
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A (1 month CME Term SOFR + 1.027%) (A)(B)	6.345	05-15-36	3,730,718	3,730,749
Series 2019-NQM1, Class A1 (A)	3.656	10-25-59	220,117	211,981
DBCG Mortgage Trust
Series 2017-BBG, Class A (Prime rate + 0.000%) (A)(B)	8.500	06-15-34	3,585,000	3,585,000
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (A)	5.269	08-25-67	1,757,584	1,731,493
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	9,265,233	97,493
Series 2007-4, Class ES IO	0.350	07-19-47	9,233,672	123,246
Series 2007-6, Class ES IO (A)	0.343	08-19-37	9,815,990	126,518
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (A)(B)	7.807	08-15-39	3,215,000	3,232,080
Series 2022-STAY, Class C (1 month CME Term SOFR + 3.685%) (A)(B)	9.003	08-15-39	980,000	982,450
Life Mortgage Trust
12	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(B)	6.613	05-15-39	4,805,000	$4,762,956
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(B)	7.112	05-15-39	5,255,000	5,195,881
Series 2022-BMR2, Class C (1 month CME Term SOFR + 2.093%) (A)(B)	7.411	05-15-39	2,425,000	2,394,688
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%) (A)(B)	6.935	06-25-57	353,327	351,556
SCOTT Trust
Series 2023-SFS, Class A (A)	5.910	03-15-40	4,550,000	4,552,056
Towd Point Mortgage Trust
Series 2017-3, Class A1 (A)(F)	2.750	07-25-57	175,101	171,779
Verus Securitization Trust
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (A)	4.474	04-25-67	4,402,135	4,277,798
Series 2022-8, Class A2 (6.127% to 10-1-26, then 7.127% thereafter) (A)	6.127	09-25-67	1,071,671	1,063,891
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (A)	5.041	08-25-67	2,354,845	2,320,696
U.S. Government Agency 1.7%				30,878,165
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(B)	7.322	04-25-42	2,999,242	3,037,663
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%) (A)(B)	7.522	05-25-42	2,904,521	2,956,447
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%) (A)(B)	8.672	05-25-42	3,635,000	3,820,013
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%) (A)(B)	7.822	03-25-52	2,202,273	2,245,095
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (A)(B)	8.822	03-25-42	365,000	381,666
Series 2022-HQA2, Class M1B (30 day Average SOFR + 4.000%) (A)(B)	9.322	07-25-42	1,550,000	1,645,842
Federal National Mortgage Association
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%) (A)(B)	6.322	12-25-41	849,449	849,581
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%) (A)(B)	7.422	03-25-42	377,845	383,192
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%) (A)(B)	7.322	03-25-42	1,055,556	1,069,869
Series 2022-R05, Class 2M1 (30 day Average SOFR + 1.900%) (A)(B)	7.222	04-25-42	1,721,701	1,730,310
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%) (A)(B)	8.072	05-25-42	1,428,633	1,463,463
Series 2022-R07, Class 1M1 (30 day Average SOFR + 2.950%) (A)(B)	8.271	06-25-42	2,454,111	2,522,527
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(B)	7.821	09-25-42	2,759,617	2,804,330
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%) (A)(B)	7.721	12-25-42	2,164,153	2,216,485
Series 2023-R03, Class 2M1 (30 day Average SOFR + 2.500%) (A)(B)	7.822	04-25-43	1,798,600	1,828,879

Series 2023-R06, Class 1M1 (30 day Average SOFR + 1.700%) (A)(B)	7.022	07-25-43	1,908,567	1,922,803
Asset backed securities 1.6%				$28,474,847
(Cost $28,685,563)
Asset backed securities 1.6%				28,474,847
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	2,530,000	2,378,733
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,851,800	1,764,286
Series 2019-1A, Class A2II (A)	4.021	05-20-49	1,738,100	1,679,642
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	3,584,788	3,509,512
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	1,478,790	1,378,307
Series 2022-SFR3, Class A (A)	4.250	07-17-38	2,230,634	2,170,954
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	3,060,140	$3,109,075
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	314,737	311,503
OCCU Auto Receivables Trust
Series 2022-1A, Class A2 (A)	5.420	03-15-26	1,533,572	1,532,277
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	2,531,250	2,493,210
Texas Natural Gas Securitization Finance Corp.
Series 2023-1, Class A2	5.169	04-01-41	4,580,000	4,644,116
T-Mobile US Trust
Series 2022-1A, Class A (A)	4.910	05-22-28	3,520,000	3,503,232

	Shares	Value
Preferred securities 0.7%		$12,273,420
(Cost $15,823,750)
Financials 0.2%		3,338,220
Banks 0.2%
U.S. Bancorp, 5.500%	135,700	3,338,220
Utilities 0.5%		8,935,200
Electric utilities 0.5%
NextEra Energy, Inc., 6.926% (C)	255,000	8,935,200

	Yield (%)	Shares	Value
Short-term investments 2.6%			$46,542,930
(Cost $46,548,030)
Short-term funds 2.6%			46,542,930
John Hancock Collateral Trust (G)	5.2759(H)	4,654,107	46,542,930

Total investments (Cost $1,919,776,739) 99.7%	$1,787,565,064
Other assets and liabilities, net 0.3%	6,153,703
Total net assets 100.0%	$1,793,718,767

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
14	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $469,353,546 or 26.2% of the fund’s net assets as of 2-29-24.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	All or a portion of this security is on loan as of 2-29-24. The value of securities on loan amounted to $14,151,403.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $14,475,937.
(H)	The rate shown is the annualized seven-day yield as of 2-29-24.
The fund had the following country composition as a percentage of net assets on 2-29-24:
United States	63.1%
Canada	6.1%
Indonesia	3.4%
Supranational	2.9%
United Kingdom	2.6%
Australia	2.2%
Mexico	1.9%
New Zealand	1.9%
Norway	1.9%
South Korea	1.7%
Other countries	12.3%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	15

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	286	Short	Jun 2024	$(31,468,488)	$(31,585,125)	$(116,557)
U.S. Treasury Long Bond Futures	42	Short	Jun 2024	(4,959,212)	(5,008,500)	(49,288)
						$(165,845)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	5,115,710	USD	3,377,085	GSI	3/20/2024	—	$(50,222)
AUD	10,231,421	USD	6,777,324	HUS	3/20/2024	—	(123,597)
AUD	7,161,995	USD	4,703,064	JPM	3/20/2024	—	(45,455)
CAD	606,436	USD	450,607	BARC	3/20/2024	—	(3,637)
CAD	11,038,201	USD	8,198,819	CIBC	3/20/2024	—	(63,181)
CAD	11,051,762	USD	8,198,819	GSI	3/20/2024	—	(53,186)
CAD	3,105,515	USD	2,323,315	RBC	3/20/2024	—	(34,415)
CAD	11,065,462	USD	8,198,819	UBS	3/20/2024	—	(43,089)
EUR	5,803,840	NOK	65,753,447	BARC	3/20/2024	$83,634	—
EUR	12,454,450	NOK	140,857,767	MSCS	3/20/2024	202,306	—
EUR	4,981,084	USD	5,342,013	CIBC	3/20/2024	45,002	—
EUR	9,940,760	USD	10,760,783	UBS	3/20/2024	—	(9,906)
GBP	4,958,431	USD	6,273,988	BARC	3/20/2024	—	(14,383)
GBP	6,198,039	USD	7,781,266	MSCS	3/20/2024	43,241	—
MXN	97,572,831	USD	5,572,048	BARC	3/20/2024	137,958	—
MXN	46,913,202	USD	2,700,746	JPM	3/20/2024	44,636	—
MXN	38,346,023	USD	2,204,780	MSCS	3/20/2024	39,247	—
MXN	29,331,946	USD	1,676,782	RBC	3/20/2024	39,737	—
MXN	29,437,501	USD	1,676,730	SSB	3/20/2024	45,966	—
NOK	182,577,626	EUR	15,990,514	BARC	3/20/2024	—	(97,029)
NOK	116,653,303	EUR	10,204,146	JPM	3/20/2024	—	(48,385)
NOK	32,907,573	EUR	2,890,731	MSCS	3/20/2024	—	(26,811)
NOK	32,883,846	EUR	2,890,731	UBS	3/20/2024	—	(29,046)
NZD	15,420,322	USD	9,409,519	BARC	3/20/2024	—	(20,784)
NZD	10,288,059	USD	6,292,383	CIBC	3/20/2024	—	(28,449)
NZD	20,552,585	USD	12,586,604	CITI	3/20/2024	—	(73,064)
NZD	7,201,642	USD	4,395,630	MSCS	3/20/2024	—	(10,876)
NZD	5,132,263	USD	3,123,264	SSB	3/20/2024	1,538	—
SGD	13,286,786	USD	9,919,583	CIBC	3/20/2024	—	(38,031)
SGD	33,142,716	USD	24,798,958	HUS	3/20/2024	—	(150,296)
SGD	13,296,339	USD	9,919,584	JPM	3/20/2024	—	(30,926)
SGD	13,302,518	USD	9,919,583	MSCS	3/20/2024	—	(26,331)
USD	1,132,477	AUD	1,742,870	GSI	3/20/2024	—	(951)
USD	14,845,598	AUD	22,526,035	JPM	3/20/2024	196,404	—
USD	1,688,802	AUD	2,516,708	RBC	3/20/2024	52,129	—
USD	28,994,899	AUD	43,263,351	SSB	3/20/2024	859,751	—
USD	3,292,212	BRL	16,263,858	CITI	3/20/2024	26,144	—
USD	27,553,763	CAD	36,867,376	CITI	3/20/2024	380,893	—
USD	9,571,213	CAD	12,897,113	JPM	3/20/2024	65,475	—
USD	4,759,593	DKK	32,356,207	CITI	3/20/2024	64,052	—
USD	5,411,900	EUR	4,997,336	CIBC	3/20/2024	7,309	—
USD	5,415,937	EUR	4,997,336	GSI	3/20/2024	11,346	—
USD	59,535,743	EUR	54,367,250	JPM	3/20/2024	737,863	—
USD	5,406,837	EUR	4,997,336	MSCS	3/20/2024	2,246	—
16	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,523,991	EUR	1,418,746	RBC	3/20/2024	—	$(10,375)
USD	10,813,755	EUR	9,994,672	SSB	3/20/2024	$4,573	—
USD	14,158,721	GBP	11,147,502	BARC	3/20/2024	85,930	—
USD	16,771,875	GBP	13,188,000	CIBC	3/20/2024	123,125	—
USD	12,592,127	GBP	9,937,557	MSCS	3/20/2024	46,791	—
USD	3,432,639	MXN	58,989,635	BARC	3/20/2024	—	(19,461)
USD	2,012,403	MXN	34,683,677	GSI	3/20/2024	—	(17,301)
USD	4,767,042	MXN	82,441,693	MSCS	3/20/2024	—	(57,482)
USD	19,935,207	MXN	341,685,321	RBC	3/20/2024	—	(60,372)
USD	20,009,044	NOK	206,553,850	HUS	3/20/2024	554,147	—
USD	373,337	NOK	3,952,530	MSCS	3/20/2024	1,056	—
USD	10,841,856	NZD	17,464,752	CITI	3/20/2024	208,359	—
USD	26,580,596	NZD	42,611,833	HUS	3/20/2024	636,180	—
USD	13,939,851	SGD	18,706,026	GSI	3/20/2024	27,941	—
USD	19,914,073	SGD	26,667,333	HUS	3/20/2024	81,237	—
USD	1,528,436	SGD	2,030,151	JPM	3/20/2024	18,587	—
USD	62,097,343	SGD	82,354,428	MSCS	3/20/2024	849,304	—
USD	9,957,036	SGD	13,339,292	RBC	3/20/2024	36,434	—
USD	13,939,851	SGD	18,709,190	SSB	3/20/2024	25,588	—
USD	9,957,036	SGD	13,358,360	UBS	3/20/2024	22,253	—
						$5,808,382	$(1,187,041)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
BARC	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	17

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$332,454,760	—	$332,454,760	—
Foreign government obligations	437,837,786	—	437,837,786	—
Corporate bonds	746,924,560	—	746,924,560	—
Convertible bonds	39,405,210	—	39,405,210	—
Municipal bonds	30,061,503	—	30,061,503	—
Term loans	9,965,536	—	9,965,536	—
Collateralized mortgage obligations	103,624,512	—	103,624,512	—
Asset backed securities	28,474,847	—	28,474,847	—
Preferred securities	12,273,420	$12,273,420	—	—
Short-term investments	46,542,930	46,542,930	—	—
Total investments in securities	$1,787,565,064	$58,816,350	$1,728,748,714	—
Derivatives:
Assets
Forward foreign currency contracts	$5,808,382	—	$5,808,382	—
Liabilities
Futures	(165,845)	$(165,845)	—	—
Forward foreign currency contracts	(1,187,041)	—	(1,187,041)	—
18	|

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,654,107	$27,253,122	$311,251,175	$(291,977,167)	$13,500	$2,300	$1,131,172	—	$46,542,930
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	19